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                                      1999
                                 ANNUAL REPORT

                                 April 30, 1999

                                    National
                                 Investors Cash
                                   Management
                                   Fund, Inc.
                    ........................................

                 THREE MONEY MARKET PORTFOLIOS TO CHOOSE FROM:
                            JACK WHITE MONEY MARKET
                           JACK WHITE U.S. GOVERNMENT
                              JACK WHITE MUNICIPAL

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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS

RICHARD W. DALRYMPLE
President of
Teamwork Mgmt., Inc.

CAROLYN B. LEWIS
President of
The CBL Group

ANTHONY J. PACE
President/CEO of
A.J. Pace & Co. Inc.

JAMES F. RITTINGER
Partner
Satterlee Stephens
Burke & Burke LLP

THEODORE ROSEN
Chairman
U.S. Energy Systems, Inc.
Managing Director of
Burnham Securities, Inc.

EXECUTIVE OFFICERS

GEORGE A. RIO*
President, Treasurer
and Chief Financial Officer

CHRISTOPHER J. KELLEY*
Vice President and Secretary

*Affiliated person of the Distributor

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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

DEAR SHAREHOLDER:
----------------------------------------------------------

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") annual report for the period May 20, 1998 (commencement of operations) through April 30, 1999.

During the period, each of the Jack White Money Market, Jack White U.S. Government and Jack White Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 1999, assets in the three Portfolios totaled $1.4 billion.

PORTFOLIO RESULTS *
For the period May 20, 1998 (commencement of operations) through April 30, 1999 the three money market Portfolios had the following annualized returns.**

   * The Jack White Money Market Portfolio had an annualized return of 5.23% and a current yield of 4.26%.

   * The Jack White U.S. Government Portfolio had an annualized return of 1.47% and a current yield of 4.10%.

   * The Jack White Municipal Portfolio had an annualized return of 1.07%, a taxable equivalent return of 1.67%(1), a current yield of 2.31% and a taxable equivalent yield of 3.61%(1).

While the earlier part of the latest six month period was characterized by continued volatility and uncertainty, the latter part exhibited signs of stabilization and a return to more normal market conditions. The economies of troubled emerging markets have recently begun to show signs of recovery, while the U.S. economy and stock market have shrugged off the troubles in these regions and roared ahead with substantial strength. However, the improvements in the global economy, as well as continued strength in the U.S., have brought back concerns of rising inflation, as unemployment remains near 30-year lows and GDP continues to post quarter after quarter of robust growth. Any change in Federal Reserve interest rate policy now appears tilted toward higher rates. Currently, the portfolio maturity structure is at a market neutral position. However, we will seek to shorten maturities should signs of an overheating economy with higher inflation arise.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ FRANK J. PETRILLI

Frank J. Petrilli
Chairman
National Investor Services Corp.

June 10, 1999

* An investment in the Portfolio is neither FDIC-insured nor guaranteed by the U.S. Government and is not a deposit or obligation of, or guaranteed by, any bank. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1 per share.

** Past performance is not a guarantee of future results. These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended April 30, 1999, the Investment Manager and its affiliates waived a portion of their fee for the Jack White Money Market, Jack White U.S. Government and Jack White Municipal Portfolios. Without these fee waivers in effect, the annualized returns and current yields would have been 4.85% and 3.88% for the Jack White Money Market Portfolio, 1.10% and 3.73% for the Jack White U.S Government Portfolio and 0.21% and 1.45%, for the Jack White Municipal Portfolio. The annualized taxable equivalent return and yield for the Jack White Municipal Portfolio would have been 0.32% and 2.20%, respectively. The yield more closely reflects the current earnings of the Portfolios than the total return.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

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                                                                               3
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            --------------------------------------------------------

                               TABLE OF CONTENTS
            --------------------------------------------------------

            Statements of Assets and Liabilities...................5

            Statements of Operations...............................6

            Statements of Changes in Net Assets....................7

            Financial Highlights...................................8

            Notes to Financial Statements..........................9

           Jack White Money Market Portfolio
               Schedule of Investments............................12

           Jack White U.S. Government Portfolio
               Schedule of Investments............................15

           Jack White Municipal Portfolio
               Schedule of Investments............................17

            Notes to
               Schedules of Investments...........................20

            Report of
               Independent Auditors...............................21

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4
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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                     STATEMENTS OF ASSETS AND LIABILITIES
                                 April 30, 1999

                                                 JACK WHITE          JACK WHITE           JACK WHITE
                                                MONEY MARKET       U.S. GOVERNMENT         MUNICIPAL
                                                 PORTFOLIO            PORTFOLIO            PORTFOLIO
ASSETS
  Investments in securities, at value
     (including repurchase agreements of
     $13,988,000, $15,677,000, and $0,
     respectively) (Note 2)                    $ 718,240,279       $  698,189,406       $   40,302,236
  Cash                                                   163                    3              146,276
  Interest receivable                              3,250,729            2,675,525              226,676
  Due from Investment Manager and its
     affiliates (Note 3)                            --                   --                     12,624
                                               --------------      --------------       --------------
          TOTAL ASSETS                           721,491,171          700,864,934           40,687,812

LIABILITIES
  Dividends payable to shareholders                   84,444               72,412                3,267
  Payable for securities purchased                  --                 60,351,938             --
  Payable to Investment Manager and its
     affiliates (Note 3)                             213,646              214,696             --
  Other accrued expenses                             231,596              213,850               19,535
                                               --------------      --------------       --------------
          TOTAL LIABILITIES                          529,686           60,852,896               22,802
                                               --------------      --------------       --------------

NET ASSETS                                     $ 720,961,485       $  640,012,038       $   40,665,010
                                               --------------      --------------       --------------
                                               --------------      --------------       --------------
  Net assets consist of:
  Paid-in capital                              $ 720,959,354       $  640,012,038       $   40,665,010
  Accumulated net realized gains from
     security transactions                             2,131             --                   --
                                               --------------      --------------       --------------
  Net assets, at value                         $ 720,961,485       $  640,012,038       $   40,665,010
                                               --------------      --------------       --------------
                                               --------------      --------------       --------------

  Shares outstanding ($.0001 par value
     common stock, 60 billion, 20 billion,
     and 20 billion shares authorized,
     respectively)                               720,959,354          640,012,038           40,665,010
                                               --------------      --------------       --------------
                                               --------------      --------------       --------------

  Net asset value, redemption price and
     offering price per share (Note 2)         $        1.00       $         1.00       $         1.00
                                               --------------      --------------       --------------
                                               --------------      --------------       --------------

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                               5
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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                           STATEMENTS OF OPERATIONS
                      For the Period Ended April 30, 1999*

                                                 JACK WHITE          JACK WHITE           JACK WHITE
                                                MONEY MARKET       U.S. GOVERNMENT         MUNICIPAL
                                                 PORTFOLIO            PORTFOLIO            PORTFOLIO
INVESTMENT INCOME
  Interest income                              $   6,094,340       $    5,421,350       $      215,420
                                               -------------       --------------       --------------

EXPENSES
  Investment management fees (Note 3)                425,346              390,874               24,699
  Shareholder servicing fees (Note 3)                303,819              279,196               17,643
  Transfer agent fees (Note 3)                       243,055              223,357               14,114
  Administration fees (Note 3)                       121,527              111,678                7,057
  Registration fees                                  199,082              183,782               13,682
  Professional fees                                   39,304               30,273                6,301
  Directors' fees                                     13,806               13,806               13,805
  Custody fees                                         3,700                3,400                2,200
  Shareholder reports and mailing                      2,018                   21                   21
  Other expenses                                      26,357               13,699               13,683
                                               -------------       --------------       --------------
  TOTAL EXPENSES                                   1,378,014            1,250,086              113,205

  Fees waived/expenses reimbursed by the
     Investment Manager and its affiliates
     (Note 3)                                       (466,861)            (412,584)             (60,985)
                                               -------------       --------------       --------------
     NET EXPENSES                                    911,153              837,502               52,220
                                               -------------       --------------       --------------

     NET INVESTMENT INCOME                         5,183,187            4,583,848              163,200
                                               -------------       --------------       --------------

  NET REALIZED GAINS FROM SECURITY
     TRANSACTIONS                                      2,131             --                   --
                                               -------------       --------------       --------------

  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                                $   5,185,318       $    4,583,848       $      163,200
                                               -------------       --------------       --------------
                                               -------------       --------------       --------------

* The Fund commenced operations on May 20, 1998.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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6
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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                      For the period ended April 30, 1999*

                                                    JACK WHITE          JACK WHITE           JACK WHITE
                                                   MONEY MARKET       U.S. GOVERNMENT        MUNICIPAL
                                                    PORTFOLIO            PORTFOLIO           PORTFOLIO
OPERATIONS:
  Net investment income                           $   5,183,187       $    4,583,848       $      163,200
  Net realized gains from security
     transactions                                         2,131             --                   --
                                                  -------------       --------------       --------------
Net increase in net assets from operations            5,185,318            4,583,848              163,200
                                                  -------------       --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (5,183,187)          (4,583,848)            (163,200)
                                                  -------------       --------------       --------------

CAPITAL SHARE TRANSACTIONS
($1.00 PER SHARE):
  Proceeds from shares sold                       1,459,671,640        1,260,234,991           69,144,309
  Shares issued in reinvestment of dividends          5,098,742            4,511,436              159,932
  Payments for shares redeemed                     (743,861,028)        (624,759,389)         (28,664,231)
                                                  -------------       --------------       --------------
Net increase in net assets from capital share
  transactions                                      720,909,354          639,987,038           40,640,010
                                                  -------------       --------------       --------------

TOTAL INCREASE IN NET ASSETS                        720,911,485          639,987,038           40,640,010

NET ASSETS:
  Beginning of period                                    50,000               25,000               25,000
                                                  -------------       --------------       --------------
  End of period                                   $ 720,961,485       $  640,012,038       $   40,665,010
                                                  -------------       --------------       --------------
                                                  -------------       --------------       --------------

* The Fund commenced operations on May 20, 1998.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                               7
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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                             FINANCIAL HIGHLIGHTS

                      For the period ended April 30, 1999*

      Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from each Portfolio's financial statements.

                                                    JACK WHITE          JACK WHITE          JACK WHITE
                                                   MONEY MARKET       U.S. GOVERNMENT       MUNICIPAL
                                                     PORTFOLIO           PORTFOLIO          PORTFOLIO
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period             $      1.000        $      1.000        $      1.000
                                                   ------------        ------------        ------------
  Net investment income                                    .049                .014                .010
                                                   ------------        ------------        ------------
  Distributions from net investment income                (.049)              (.014)              (.010)
                                                   ------------        ------------        ------------
  Net asset value, end of period                   $      1.000        $      1.000        $      1.000
                                                   ------------        ------------        ------------
                                                   ------------        ------------        ------------

RATIOS
  Ratio of expenses to average net assets               0.75%(A)            0.75%(A)            0.74%(A)
  Ratio of net investment income to average
     net assets                                         4.26%(A)            4.10%(A)            2.31%(A)
  Decrease reflected in above net expense
     ratio due to waivers/reimbursements by
     the Investment Manager and its
     affiliates (Note 3)                                0.38%(A)            0.37%(A)            0.86%(A)

SUPPLEMENTAL DATA
  Total investment return (B)                           5.23%(A)            1.47%(A)            1.07%(A)
  Net assets, end of period                        $720,961,485        $640,012,038        $ 40,665,010
                                                   ------------        ------------        ------------
                                                   ------------        ------------        ------------
  Average net assets                               $128,275,220        $117,827,697        $  7,448,507
                                                   ------------        ------------        ------------
                                                   ------------        ------------        ------------

*    The Fund commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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8
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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE PERIOD ENDED APRIL 30, 1999

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has three investment portfolios. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Jack White Money Market Portfolio ("Money Market Portfolio") the Jack White U.S. Government Portfolio ("U.S. Government Portfolio") and the Jack White Municipal Portfolio ("Municipal Portfolio") is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities. The Fund had no operations until May 20, 1998 (when operations commenced for all Portfolios) other than matters relating to its organization and the sale and issuance of 50,000 shares of the Money Market Portfolio and 25,000 shares each of the U.S. Government Portfolio and the Municipal Portfolio to FDI Distribution Services, Inc., an affiliate of the Fund's distributor.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 1999, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price and future date. Securities purchased subject to repurchase agreements are maintained by the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to all Portfolios are allocated on a pro rata basis.

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                                                                               9
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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIOD ENDED APRIL 30, 1999 (CONTINUED)

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH
        AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager agreed to waive a portion of its fee payable by the Municipal Portfolio through January 31, 2000, so that the actual fee payable annually by such Portfolio during such period will be equal to .25 of 1% of its average daily net assets. For the period ended April 30, 1999, the Investment Manager voluntarily waived management fees of $143 for the Money Market Portfolio, $41 for the U.S. Government Portfolio, $24,699 for the Municipal Portfolio and reimbursed the Municipal Portfolio $3,666 of other operating expenses.

Waterhouse Securities, Inc. ("Waterhouse Securities"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the period ended April 30, 1999, Waterhouse Securities voluntarily waived administration fees of $58,798, $37,444 and $3,474 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Waterhouse Securities has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. Waterhouse Securities has agreed to limit the annual fee payable through January 31, 2000 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio and .11 of 1% of average daily net assets in the case of the Municipal Portfolio. For the period ended April 30, 1999, Waterhouse Securities voluntarily waived shareholder services fees of $286,769, $263,018 and $13,343 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the period ended April 30, 1999, the Transfer Agent voluntarily waived $121,151, $112,081 and $6,948 of its transfer agent fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

In addition, the Investment Manager reimbursed other expenses of $8,855 to the Municipal Portfolio.

The Investment Manager or its affiliates intend to waive fees and/or reimburse expenses so that each Portfolio's annual expense ratio will not exceed 0.75% for the Money Market Portfolio, 0.75% for the U.S. Government Portfolio and 0.74% for the Municipal Portfolio through January 31, 2000.

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10

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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIOD ENDED APRIL 30, 1999 (CONTINUED)

The Investment Manager and its affiliates absorbed all organizational expenses of the Fund.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors of one or more portfolios in the "Fund Complex" (which includes the Fund and Waterhouse Investors Family of Funds, Inc.), receives:

1. a base annual retainer of $12,000, payable quarterly.

2. a supplemental annual retainer of $5,000, if serving on the Board of Directors of more than one company in the Fund Complex, and

3. a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

NOTE 4 -- FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal Portfolio designates substantially all the dividends paid from net investment income during the period ended April 30, 1999 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1999 calendar year early in 2000.

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                                                                              11

--------------------------------------------------------------------------------

                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
          JACK WHITE MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999

            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           CORPORATE OBLIGATIONS

                           ASSET-BACKED OBLIGATIONS--17.6%
          $27,153,000      Citibank Capital Markets Assets, LLC, due 7/14/99              4.99         $   26,879,509
           15,000,000      Corporate Asset Funding Co., due 5/11/99                       4.93             14,979,667
           35,000,000      Corporate Receivables Corp., due 5/26/99                       4.94             34,881,389
           15,000,000      Eureka Securitization, Inc., due 5/14/99                       4.94             14,973,512
           35,000,000      Liberty Lighthouse U.S. Capital Co., LLC, VRN, 5.00%, due
                           7/12/99 (Note A)                                               5.00             35,000,000
                                                                                                       --------------
                                                                                                          126,714,077
                                                                                                       --------------

                           BROKER / DEALER OBLIGATIONS--13.3%
           30,000,000      Goldman Sachs Group, LP, VRN, 5.20%, due 7/7/99 (Note A)       5.01             30,038,636
            5,000,000      Goldman Sachs Group, LP, VRN, 5.10%, due 7/13/99 (Note A)      5.04              5,002,229
            1,000,000      Merrill Lynch & Co., Inc., VRN, 5.20%, due 5/24/99 (Note A)    5.03              1,001,368
           19,000,000      Merrill Lynch & Co., Inc., VRN, 5.07%, due 6/10/99 (Note A)    4.95             19,019,235
           10,000,000      Merrill Lynch & Co., Inc., VRN, 5.07%, due 7/19/99 (Note A)    4.96             10,010,224
            2,500,000      Merrill Lynch & Co., Inc., 6.12%, due 10/5/99                  4.97              2,510,821
            3,000,000      Merrill Lynch & Co., Inc., 6.23%, due 10/27/99                 4.97              3,016,726
           25,000,000      Morgan Stanley, Dean Witter, Discover & Co., VRN, 5.10%, due
                           6/2/99 (Note A)                                                4.98             25,024,589
                                                                                                       --------------

                                                                                                           95,623,828
                                                                                                       --------------

                           FINANCE & INSURANCE OBLIGATIONS--11.0%
            1,200,000      Associates Corp. of N.A., 7.50%, due 5/15/99                   4.95              1,200,965
            4,000,000      Associates Corp. of N.A., 6.75%, due 6/28/99                   4.86              4,009,648
            1,000,000      Associates Corp. of N.A., 6.63%, due 7/15/99                   5.00              1,002,961
            3,000,000      Associates Corp. of N.A., 7.25%, due 9/1/99                    5.00              3,020,539
            1,600,000      Associates Corp. of N.A., 6.75%, due 10/15/99                  5.00              1,611,760
            1,000,000      Associates Corp. of N.A., 7.47%, due 3/27/00                   5.16              1,020,057
            2,850,000      Associates Corp. of N.A., 7.13%, due 5/15/00                   5.15              2,906,014
            8,400,000      CIT Group Holdings, Inc., 6.25%, due 10/25/99                  5.09              8,442,453
            2,270,000      Commercial Credit Co., 6.70%, due 8/1/99                       4.95              2,278,732
           10,000,000      GMAC, 4.91%, VRN, due 5/3/99 (Note A)                          4.94              9,997,522
            5,000,000      GMAC Australia Finance, 5.08%, VRN, due 5/17/99 (Note A)       4.98              5,002,819
            5,000,000      GMAC Australia Finance, 5.08%, VRN, due 5/19/99 (Note A)       4.97              5,005,516
            2,000,000      International Lease Finance Corp., 5.75%, due 12/15/99         5.04              2,007,624
           11,160,000      Norwest Financial, Inc., 6.05%, due 11/19/99                   5.35             11,213,757
            5,839,000      Toyota Motor Credit Corp., 5.75%, due 12/20/99 (KWA: Toyota
                           Motor Corp.)                                                   5.11              5,855,377
           15,000,000      Xerox Credit Corp., 5.32%, due 3/31/00                         5.35             14,996,411
                                                                                                       --------------

                                                                                                           79,572,155
                                                                                                       --------------

                           INDUSTRIAL & OTHER OBLIGATIONS--1.1%
            7,200,000      Exxon Capital Corp., 6.50%, due 7/15/99 (GTY: Exxon Corp.)     4.95              7,220,725
            1,000,000      H.J. Heinz Co., 6.75%, due 10/15/99                            5.03              1,007,205
                                                                                                       --------------

                                                                                                            8,227,930
                                                                                                       --------------

                           LOAN PARTICIPATIONS--4.9%
           35,000,000      Four Times Square Partners, LP, 5.08%, due 6/2/99 (GTY:
                           Prudential Ins. Co. of America;
                           Other Support: Chase Manhattan Bank) (Note B)                  5.08             35,000,000
                                                                                                       --------------

                           TOTAL CORPORATE OBLIGATIONS--47.9%                                             345,137,990
                                                                                                       --------------

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
          JACK WHITE MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999


            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           BANK OBLIGATIONS

                           BANK COMMERCIAL PAPER--3.4%
          $25,000,000      Generale Bank, Inc., due 9/2/99                                    5.04        $   24,577,194
                                                                                                          --------------

                           BANK NOTES--18.7%
           25,000,000      American Express Centurion Bank, VRN, 4.90%, due 5/3/99            4.90            25,000,000
                           (Note A)
           35,000,000      Branch Banking & Trust Co., VRN, 5.08%, due 5/3/99 (Note A)        5.13            34,985,251
            3,000,000      Credit Suisse First Boston, VRN, 5.76%, due 9/3/99 (Note A)        5.16             3,015,181
           15,000,000      European American Bank, 4.91%, due 7/14/99                         4.91            15,000,000
            2,000,000      FCC National Bank, 6.10%, due 12/6/99                              5.05             2,011,286
           20,000,000      Fleet National Bank, VRN, 5.07%, due 5/3/99 (Note A)               5.13            19,990,153
           15,000,000      Fleet National Bank, VRN, 5.07%, due 5/3/99 (Note A)               5.12            14,992,615
           20,000,000      Wells Fargo & Co., VRN, 4.88%, due 6/29/99 (Note A)                4.95            19,986,382
                                                                                                          --------------
                                                                                                             134,980,868
                                                                                                          --------------
                           DOMESTIC BANK SUPPORTED OBLIGATIONS--2.4%
            2,500,000      CEGW, Inc. Tax. Notes Ser. 1999, VRN, 5.00%, due 5/3/99            4.93             2,500,000
                           (LOC: Credit Suisse First Boston) (Note A)
           15,000,000      Chinatex Capitals, Inc., due 5/25/99 (LOC: Bank of America         4.97            14,950,900
                           NT & SA)
                                                                                                          --------------
                                                                                                              17,450,900
                                                                                                          --------------
                           FOREIGN BANK SUPPORTED OBLIGATIONS--19.9%
            5,000,000      Banco Bradesco, S.A., due 6/17/99 (LOC: Barclays Bank PLC)         5.02             4,967,687
           15,000,000      Banco de Galicia y Buenos Aires, S.A., due 10/6/99 (LOC:           5.09            14,674,783
                           Bayerische Hypo -und Vereinsbank AG)
           10,000,000      Banco Itau, S.A., due 6/17/99 (LOC: Barclays Bank PLC)             4.98             9,936,028
           15,000,000      Bancomer, S.A., Institucion de Banca Multiple, Grupo               5.08            14,750,437
                           Financiero, due 8/30/99 (LOC: Bank of Montreal)
           10,000,000      BOS International Australia, Ltd., VRN, 4.91%, due 5/4/99          4.83             9,995,872
                           (GTY: Bank of Scotland) (Note A)
           10,000,000      Finans Funding Corp. I, due 6/3/99 (LOC: Rabobank Nederland)       4.96             9,955,083
           22,000,000      Finans Funding Corp. II, due 6/3/99 (LOC: Rabobank                 4.96            21,901,183
                           Nederland)
           10,000,000      Garanti Funding Corp. I, due 7/28/99 (LOC: Bayerische Hypo         5.03             9,879,489
                           -und Vereinsbank AG)
            5,000,000      Holy Cross Health Systems Corp. Ser. 1996, due 5/12/99 (LOC:       4.92             4,992,544
                           KBC Bank NV, Northern Trust Co.)
           20,000,000      Nacional Financiera, S.N.C., due 8/16/99 (LOC: Barclays Bank       5.01            19,708,722
                           PLC)
           20,000,000      PEMEX Capital, Inc., due 5/27/99 (LOC: Societe Generale)           4.95            19,929,369
            3,030,000      St. Francis Place LP MFH (St. Francis Place) Ser. 1998 VRDN,       4.91             3,030,000
                           4.98%, due 5/6/99
                           (LOC: Credit Suisse First Boston) (Note C)
                                                                                                          --------------
                                                                                                             143,721,197
                                                                                                          --------------

                           YANKEE BANK CERTIFICATES OF DEPOSIT--4.9%
           10,000,000      Bayerische Hypo -und Vereinsbank AG, VRN, 4.85%, due 5/25/99       4.90             9,995,132
                           (Note A)
           10,000,000      Commerzbank AG, 5.17%, due 4/24/00                                 5.22             9,995,267
           15,000,000      Societe Generale, VRN, 4.87%, due 5/3/99 (Note A)                  4.92            14,993,731
                                                                                                          --------------
                                                                                                              34,984,130
                                                                                                          --------------

                           TOTAL BANK OBLIGATIONS--49.3%                                                     355,714,289
                                                                                                          --------------

                           TAXABLE MUNICIPAL OBLIGATIONS--0.5%
            3,400,000      Delaware Cty. Auth. (PA) College Rev. Bonds (Eastern               4.93             3,400,000
                           College) Ser. 1999A VRDN, 5.00%, due 5/5/99                                    --------------
                           (LOC: Allied Irish Banks PLC) (Note C)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
          JACK WHITE MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999

            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           REPURCHASE AGREEMENTS --1.9%
          $13,988,000      Salomon Smith Barney, Inc.,
                           *dated 4/30/99, due 5/3/99, in the amount of $13,993,735           4.92        $   13,988,000
                           *fully collateralized by $20,651,868 U.S. Government                           --------------
                           Securities, value $14,271,958

                           TOTAL INVESTMENTS --99.6%                                                         718,240,279

                           OTHER ASSETS AND LIABILITIES, NET --0.4%                                            2,721,206
                                                                                                          --------------

                           NET ASSETS -- 100.0%                                                           $  720,961,485
                                                                                                          --------------
                                                                                                          --------------

  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL
                                  STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
        JACK WHITE U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999

            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           AGENCY FOR INTERNATIONAL DEVELOPMENT--0.9%
           $6,000,000      Notes, 6.125%, due 8/15/99                                     4.91         $    6,017,738
                                                                                                       --------------

                           FEDERAL FARM CREDIT BANK--7.5%
           16,000,000      Notes, 4.600%, due 5/3/99                                      4.84             15,999,663
            2,175,000      Notes, 5.550%, due 6/1/99                                      4.90              2,175,850
           30,000,000      Notes, 4.780%, due 6/3/99 (Note A)                             4.82             29,988,300
                                                                                                       --------------
                                                                                                           48,163,813
                                                                                                       --------------
                           FEDERAL HOME LOAN BANK--26.2%
           75,000,000      Notes, 4.955%, due 5/3/99 (Note A)                             5.01             74,964,144
           10,000,000      Notes, 5.050%, due 4/26/00                                     5.03              9,999,803
           20,000,000      Notes, 5.150%, due 3/8/00                                      5.20             19,988,577
           20,000,000      Notes, 5.160%, due 3/8/00                                      5.23             19,988,236
           10,000,000      Notes, 5.945%, due 11/12/99                                    4.95             10,046,500
            8,000,000      Notes, 6.030%, due 10/1/99                                     4.92              8,032,886
           24,690,000      Notes, 8.600%, due 8/25/99                                     4.89             24,963,476
                                                                                                       --------------
                                                                                                          167,983,622
                                                                                                       --------------
                           FEDERAL HOME LOAN MORTGAGE CORP.--30.4%
           35,000,000      Discount Notes, due 5/6/99                                     4.84             34,976,667
           25,000,000      Discount Notes, due 5/18/99                                    4.83             24,943,569
           25,000,000      Discount Notes, due 5/26/99                                    4.85             24,916,667
           60,000,000      Discount Notes, due 6/3/99                                     4.86             59,736,000
           15,000,000      Discount Notes, due 6/10/99                                    4.86             14,920,000
           25,000,000      Discount Notes, due 7/9/99                                     4.88             24,770,000
            5,000,000      Discount Notes, due 7/26/99                                    4.88              4,942,786
            2,307,611      Mortgage Pool G50332, 7.000%, due 11/1/99                      4.90              2,314,183
            2,000,000      Notes, 7.125%, due 7/21/99                                     4.91              2,009,138
            1,000,000      Notes, 5.955%, due 10/27/99                                    4.85              1,004,897
                                                                                                       --------------
                                                                                                          194,533,907
                                                                                                       --------------
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--37.4%
           11,662,000      Discount Notes, due 6/4/99                                     4.86             11,609,132
           15,000,000      Discount Notes, due 6/8/99                                     4.84             14,924,317
           10,000,000      Discount Notes, due 9/7/99                                     4.90              9,753,033
           34,225,000      Mortgage-backed Discount Notes, due 7/1/99                     4.88             33,945,477
           12,500,000      Mortgage-backed Discount Notes, due 7/1/99                     4.91             12,397,274
            9,782,500      Mortgage-backed Discount Notes, due 7/1/99                     4.85              9,702,936
           10,000,000      Mortgage-backed Discount Notes, due 8/3/99                     4.82              9,882,128
            5,560,000      Mortgage-backed Discount Notes, due 8/3/99                     4.83              5,490,510
           20,000,000      Mortgage-backed Discount Notes, due 12/1/99                    4.97             19,429,333
           25,000,000      Notes, 4.750%, due 5/15/99 (Note A)                            4.80             24,987,580
           25,000,000      Notes, 4.745%, due 5/24/99 (Note A)                            4.79             24,984,429
           10,000,000      Notes, 4.795%, due 6/23/99 (Note A)                            4.86              9,994,193
            7,085,000      Notes, 6.030%, due 7/2/99                                      4.90              7,096,655
           20,000,000      Notes, 5.870%, due 8/2/99                                      4.92             20,040,888
           15,000,000      Notes, 4.780%, due 8/10/99 (Note A)                            4.84             14,991,000
           10,000,000      Notes, 5.810%, due 11/12/99                                    4.96             10,039,117
                                                                                                       --------------
                                                                                                          239,268,002
                                                                                                       --------------

                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
         JACK WHITE U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999


            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           STUDENT LOAN MARKETING ASSOC.--3.9%
          $25,000,000      Notes, 4.500%, due 8/2/99                                          4.98        $   24,962,472
                                                                                                          --------------

                           TENNESSEE VALLEY AUTHORITY--0.3%
            1,562,000      Notes, 8.375%, due 10/1/99                                         4.98             1,582,852
                                                                                                          --------------

                           REPURCHASE AGREEMENTS--2.5%
           15,677,000      Salomon Smith Barney, Inc.,
                           *dated 4/30/99, due 5/3/99, in the amount of $15,683,428           4.92            15,677,000
                           *fully collateralized by $19,014,933 U.S. Government
                           Securities, value $15,990,541
                                                                                                          --------------

                           TOTAL INVESTMENTS --109.1%                                                       698,189,406

                           OTHER ASSETS AND LIABILITIES, NET --(9.1%)                                       (58,177,368)
                                                                                                          --------------

                           NET ASSETS --100.0%                                                           $  640,012,038
                                                                                                          --------------
                                                                                                          --------------

  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL
                                  STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

            JACK WHITE MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999

            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------

                           MUNICIPAL OBLIGATIONS

                           ARIZONA--2.71%
           $1,100,000      Mohave Cty. IDA Rev. Bonds (Citizens Util. Proj.) Ser. 1993,
                           2.90%, due 6/8/99                                              2.90         $    1,100,000
                                                                                                       --------------

                           CONNECTICUT--0.65%
              265,000      East Hampton GO Bonds, 5.00%, due 6/15/99 (Insured: AMBAC)     3.20                265,567
                                                                                                       --------------

                           DELAWARE--1.23%
              500,000      Delaware EDA Rev. Bonds (DE Clean Pwr. Proj.) Ser. 1997C
                           VRDN, 4.00% (LOC: Canadian Imperial Bank of Commerce) (Note
                           C)                                                             4.00                500,000
                                                                                                       --------------

                           DISTRICT OF COLUMBIA--2.46%
            1,000,000      Washington DC Rev. Bonds (American Univ. Proj.) VRDN, 4.00%
                           (LIQ: Chase Manhattan Bank) (Note C)                           4.00              1,000,000
                                                                                                       --------------

                           FLORIDA--7.62%
            1,000,000      Hillsboro Cty. Aviation Auth. (Tampa Int'l. Airport BAN),
                           2.95%, due 6/3/99 (LOC: National Westminster Bank)             2.95              1,000,000
            1,100,000      Hillsboro Cty. Aviation Auth. (Tampa Int'l. Airport BAN),
                           2.85%, due 6/3/99 (LOC: National Westminster Bank)             2.85              1,100,000
            1,000,000      Sunshine St. Governmental Fin. Comm. Rev. Notes, Ser. B,
                           2.80%, due 6/10/99
                           (SBPA: Canadian Imperial Bank of Commerce)                     2.80              1,000,000
                                                                                                       --------------
                                                                                                            3,100,000
                                                                                                       --------------

                           GEORGIA--2.50%
            1,015,000      Clayton Cty. Hsg. Rev. Bonds (Kimberly Forest Proj.) Ser.
                           1990B VRDN, 4.00%
                           (SBPA: Societe Generale) (Note C)                              4.00              1,015,000
                                                                                                       --------------

                           ILLINOIS--10.58%
            1,000,000      Illinois DFA Rev. Bonds (Illinois Power Co. Proj.) VRDN,
                           4.10% (LOC: First National Bank Chicago) (Note C)              4.10              1,000,000
              900,000      Illinois DFA Rev. Bonds (Kindlon Partners Proj.) VRDN, 4.02%
                           (LOC: LaSalle National Bank) (Note C)                          4.02                900,000
            1,000,000      Illinois Health Care Auth. Rev. Bonds (Southern IL Health
                           Care) Ser. 1998B VRDN, 4.00%
                           (SBPA: First National Bank Chicago) (Note C)                   4.00              1,000,000
            1,200,000      Rockford IDR Rev. Bonds (Longview Fiber Co. Proj.) VRDN,
                           3.85% (LOC: ABN-AMRO Bank) (Note C)                            3.85              1,200,000
              200,000      Will Cty. SD #122, Ser. B, 4.75%, due 11/1/99 (Insured:
                           AMBAC)                                                         3.20                201,516
                                                                                                       --------------
                                                                                                            4,301,516
                                                                                                       --------------

                           INDIANA--2.46%
            1,000,000      Indiana Bond Bank Rev. Bonds, 3.10%, due 2/1/00 (Insured:
                           AMBAC)                                                         3.10              1,000,000
                                                                                                       --------------

                           IOWA--1.23%
              500,000      Burlington Hosp. Fac. Rev. Bonds (Burlington Medical Center)
                           4.50%, due 6/1/99 (Insured: FSA)                               3.20                500,556
                                                                                                       --------------

                           KANSAS--0.49%
              200,000      Kansas DFA Rev. Bonds (Dept. of Corrections Ellsworth Proj.)
                           Ser. 1999A2, 3.20%, due 10/1/99 (Insured: MBIA)                3.20                200,000
                                                                                                       --------------

                           KENTUCKY--7.62%
            1,900,000      Kentucky Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 4.10%
                           (LIQ: Commerzbank) (Note C)                                    4.10              1,900,000
            1,200,000      Mayfield (Kentucky League of Cities Pooled Lease Fin. Prog.)
                           Ser. 1996 VRDN, 4.10%
                           (LOC: PNC Bank) (Note C)                                       4.10              1,200,000
                                                                                                       --------------
                                                                                                            3,100,000
                                                                                                       --------------

                           LOUISIANA--4.92%
            2,000,000      Jefferson Parish IDR Bonds (George J. Ackel Sr. Proj.) VRDN,
                           4.05% (LOC: Regions Bank) (Note C)                             4.05              2,000,000
                                                                                                       --------------

                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

            JACK WHITE MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999


            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------

                           MASSACHUSETTS--0.52%
           $  210,000      Rockport GO Bonds, 5.50%, due 10/1/99 (Insured: MBIA)              3.20        $      211,975
                                                                                                          --------------

                           MINNESOTA--0.44%
              180,000      Minnesota HFA Rev. Bonds, 4.50%, due 2/1/00 (Insured: AMBAC)       3.30               181,579
                                                                                                          --------------

                           MISSOURI--4.98%
            1,600,000      Missouri Env. Imp. & Energy Res. Auth. (Assoc. Elec. Coop.)
                           Ser. 1993M VRDN, 4.05%
                           (GTY: CFC National Rural) (Note C)                                 4.05             1,600,000
              400,000      Phelps Cty. Hosp. Rev. Bonds (Phelps Cty. Regional Medical
                           Center) 8.30%, due 3/1/00,
                           Prerefunded @ 102 (Note D)                                         3.20               424,386
                                                                                                          --------------
                                                                                                               2,024,386
                                                                                                          --------------

                           NEBRASKA--2.71%
            1,100,000      Lincoln IDA Rev. Bonds (Lincoln Elec. Sys.) 2.80%, due
                           6/14/99 (LIQ: Morgan Guaranty)                                     2.80             1,100,000
                                                                                                          --------------

                           NEW YORK--1.04%
              415,000      North Hempstead GO Bonds, Ser. A, 5.50%, due 2/15/00
                           (Insured: FGIC)                                                    3.20               422,350
                                                                                                          --------------

                           OHIO--8.73%
            1,450,000      Ohio Hsg. Rev. Bonds, Ser. CMC2 VRDN, 4.20% (LIQ: Chase
                           Manhattan Bank) (Note C)                                           4.20             1,450,000
            1,000,000      Toledo-Lucas Cty. Port Auth. Rev. Bonds (CSX Transportation
                           Inc. Proj.) Ser. 1992, 2.90%, due 6/7/99
                           (LOC: Bank of Nova Scotia)                                         2.90             1,000,000
            1,100,000      Toledo-Lucas Cty. Port Auth. Rev. Bonds (CSX Transportation
                           Inc. Proj.) Ser. 1992, 2.80%, due 6/7/99
                           (LOC: Bank of Nova Scotia)                                         2.80             1,100,000
                                                                                                          --------------
                                                                                                               3,550,000
                                                                                                          --------------

                           PENNSYLVANIA--2.71%
            1,100,000      Washington Cty. Rev. Bonds (Higher Ed. Pooled Equipment
                           Lease) VRDN, 4.05% (LOC: First Union National Bank) (Note C)       4.05             1,100,000
                                                                                                          --------------

                           SOUTH CAROLINA--2.80%
              200,000      Anderson Cty. Hosp. Fac. Rev. Bonds (Anderson Area Medical
                           Center Inc.) 4.40%, due 2/1/00 (Insured: MBIA)                     3.20               201,755
              940,000      Horry Cty. IDR Bonds (Ember Charcoal Co. Proj.) VRDN, 4.10%
                           (LOC: First Union National Bank) (Note C)                          4.10               940,000
                                                                                                          --------------
                                                                                                               1,141,755
                                                                                                          --------------

                           TENNESSEE--3.69%
              400,000      McKenzie Cty. IDB Rev. Bonds (Noma Outdoor Products Inc.
                           Proj.) VRDN, 4.05%
                           (LOC: Wachovia Bank) (Note C)                                      4.05               400,000
            1,100,000      Montgomery Cty. Pub. Bldg. Auth. Rev. Bonds (Montgomery Cty.
                           Loan) VRDN, 4.00%
                           (LOC: Nationsbank) (Note C)                                        4.00             1,100,000
                                                                                                          --------------
                                                                                                               1,500,000
                                                                                                          --------------

                           TEXAS--6.44%
              600,000      Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1996B
                           VRDN, 4.30%
                           (Insured: AMBAC; LIQ: Bank of New York) (Note C)                   4.30               600,000
              500,000      Cypress-Fairbanks ISD Rev. Bonds, 6.30%, due 2/15/00               3.20               511,942
              250,000      Garland Util. Sys. Rev. Bonds, 5.70%, due 3/1/00 (Insured:
                           AMBAC)                                                             3.30               254,873
              250,000      Irving ISD GO Bonds, 4.70%, due 2/15/00                            3.20               252,887
            1,000,000      San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.) VRDN, 4.15%
                           (LOC: PNC Bank) (Note C)                                           4.15             1,000,000
                                                                                                          --------------
                                                                                                               2,619,702
                                                                                                          --------------

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18

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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

            JACK WHITE MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 1999

            PRINCIPAL                                                                  ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------

                           VIRGINIA--8.85%

           $1,000,000      Chesapeake IDA Rev. Bonds (VA Elec. Power Co. Proj.) Ser.
                           1985, 2.95%, due 6/16/99                                           2.95        $    1,000,000
            1,100,000      Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.)
                           VRDN, 4.10% (LOC: Nationsbank) (Note C)                            4.10             1,100,000
            1,500,000      Virginia HDA Rev. Bonds Trust, Ser. A2 VRDN, 4.10% (LIQ:
                           Commerzbank) (Note C)                                              4.10             1,500,000
                                                                                                          --------------
                                                                                                               3,600,000
                                                                                                          --------------

                           WASHINGTON--9.02%
              200,000      King & Snohomish Ctys. GO Bonds (SD # 417), Ser. B, 5.70%,
                           due 12/1/99 (Insured: FGIC)                                        3.20               202,850
            2,000,000      Seattle Muni. Power & Light Rev. Bonds, 4.50%, due 5/1/99          3.73             2,000,000
            1,465,000      Washington Hsg. Rev. Bonds (Nikkei Concerns Proj.) VRDN,
                           4.15% (LOC: U.S. Bank) (Note C)                                    4.15             1,465,000
                                                                                                          --------------
                                                                                                               3,667,850
                                                                                                          --------------

                           WEST VIRGINIA--2.71%
            1,100,000      Grant Cty. Rev. Bonds (VA Elec. Power Co.) 2.90%, due 6/9/99       2.90             1,100,000
                                                                                                          --------------

                           TOTAL MUNICIPAL OBLIGATIONS--99.11%                                                40,302,236

                           OTHER ASSETS AND LIABILITIES, NET--0.89%                                              362,774
                                                                                                          --------------

                           NET ASSETS -- 100.00%                                                          $   40,665,010
                                                                                                          --------------
                                                                                                          --------------

  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL
                                  STATEMENTS.

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                                                                              19

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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                      NOTES TO SCHEDULES OF INVESTMENTS
                                 April 30, 1999

(A) Variable rate securities. The rates shown are the current rates on April 30, 1999. Dates shown represent the next interest reset date.

(B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. This obligation was acquired at a cost of par. On April 30, 1999, the aggregate value of this security, valued at amortized cost, is $35,000,000 representing 4.9% of net assets.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

--------------------------------------------------------------------------------

                          DESCRIPTION OF ABBREVIATIONS

             AMBAC         American Municipal Bond Assurance Corporation
             BAN           Bond Anticipation Note
             CFC           Cooperative Finance Corporation
             DFA           Developmental Finance Authority
             EDA           Economic Development Authority
             FGIC          Financial Guaranty Insurance Company
             FSA           Financial Security Assurance Inc.
             GMAC          General Motors Acceptance Corporation
             GO            General Obligation
             GTY           Guarantee
             HDA           Housing Development Authority
             HFA           Housing Finance Authority
             IDA           Industrial Development Authority
             IDB           Industrial Development Bond
             IDC           Industrial Development Corporation
             IDR           Industrial Development Revenue Bond
             ISD           Independent School District
             KWA           Keep Well Agreement
             LIQ           Liquidity Agreement
             LLC           Limited Liability Corporation
             LOC           Letter of Credit
             LP            Limited Partnership
             MBIA          Municipal Bond Investors Assurance Insurance
                             Corporation
             MFH           Multi-Family Housing
             SBPA          Standby Bond Purchase Agreement
             SD            School District
             VRDN          Variable Rate Demand Note
             VRN           Variable Rate Note
--------------------------------------------------------------------------------




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20

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                         Report of Independent Auditors

Shareholders and Board of Directors
National Investors Cash Management Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the National Investors Cash Management Fund, Inc., comprising, respectively, the Jack White Money Market Portfolio, the Jack White U.S. Government Portfolio, and the Jack White Municipal Portfolio as of April 30, 1999, and the related statements of operations and changes in net assets and financial highlights for the period from May 20, 1998 (commencement of operations) to April 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the National Investors Cash Management Fund, Inc. at April 30, 1999, and the results of their operations, the changes in their net assets, and the financial highlights for the period from May 20, 1998 to April 30, 1999, in conformity with generally accepted accounting principles.

                                             /S/ ERNST & YOUNG LLP

New York, New York
May 28, 1999

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                                                                              21

                                NATIONAL    [logo]
                                INVESTOR
                                SERVICES CORP.
                        Member New York Stock Exchange * SIPC

                      55 Water Street * New York, NY 10041